OTHER PAYABLES AND ACCRUALS (Tables)	9 Months Ended
Sep. 30, 2020
OTHER PAYABLES AND ACCRUALS
Schedule of Other Payables and Accruals

	2019	2020
	December 31	September 30
	RMB	RMB
Payables for purchase of property, plant and equipment	1,907,043,892	1,974,855,118
Freight payables	463,924,999	435,885,704
Countervailing and anti-dumping duty	326,735,668	222,449,512
Accrued warranty cost	99,471,928	126,305,274
Accrued utilities, rentals and interest	86,349,122	70,720,482
Contracted labor fee	55,971,430	35,319,594
Value-added tax and other tax payables	43,243,416	68,053,457
Commission and rebate payables	30,558,458	208,717,716
Accrued professional service fees	10,881,679	15,187,273
Insurance premium payables	740,908	1,145,233
Others	31,008,256	42,517,787
Total	3,055,929,756	3,201,157,150